Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021
Deferred tax assets
Tax loss carried forward	¥ 134,981	¥ 276,958		¥ 278,980
Deductible temporary differences	111,726	83,132		59,598
Allowance for credit losses	4,111	250		375
Inventory provision	11,437	689		649
Unrealized fair value losses for certain investments	0	3,808		438
Impairment loss of long-term investments		3,047		4,125
Total deferred tax assets	262,255	367,884		344,165
Less: valuation allowance	(262,255)	(367,884)	¥ (344,165)	(344,165)	¥ (316,360)
Deferred tax liabilities
Identifiable intangible assets and deferred cost acquired	67,658	111,312		223,138
Total deferred tax liabilities	¥ 67,658	¥ 111,312		¥ 223,138